Goodwill (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 16, 2015	Oct. 02, 2014	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 1,289,398,000	$ 3,143,834,000
Goodwill, Acquired During Period			10,100,000
Goodwill, ending balance			3,111,262,000	$ 3,143,834,000
Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				22,823,000
Susser [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		976,631,000
Susser [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				254,285,000
Sunoco Retail [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				1,289,398,000
ETP Merger [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		590,042,000
Goodwill related adjustments			(14,346,000)
ETP Merger [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill related adjustments				1,302,924,000
MACS [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		118,610,000
Goodwill related adjustments		$ 0
MACS [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				118,609,000
Aloha Petroleum, Ltd [Member]
Goodwill [Roll Forward]
Goodwill related adjustments			(49,192,000)
Aloha Petroleum, Ltd [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				154,807,000
Other [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			14,367,000
Other [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				988,000
Alta East, Inc [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	$ 16,599,000		16,599,000
Wholesale Segment [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance			724,118,000
Goodwill, ending balance			686,340,000	724,118,000
Wholesale Segment [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				22,823,000
Wholesale Segment [Member] | Susser [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				0
Wholesale Segment [Member] | ETP Merger [Member]
Goodwill [Roll Forward]
Goodwill related adjustments			0
Wholesale Segment [Member] | ETP Merger [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill related adjustments				584,073,000
Wholesale Segment [Member] | MACS [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				57,776,000
Wholesale Segment [Member] | Aloha Petroleum, Ltd [Member]
Goodwill [Roll Forward]
Goodwill related adjustments			(54,377,000)
Wholesale Segment [Member] | Aloha Petroleum, Ltd [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				59,446,000
Wholesale Segment [Member] | Other [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			0
Wholesale Segment [Member] | Other [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				0
Wholesale Segment [Member] | Alta East, Inc [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			16,599,000
Retail Segment [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance			2,419,716,000
Goodwill, ending balance			2,424,922,000	2,419,716,000
Retail Segment [Member] | Susser [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				254,285,000
Retail Segment [Member] | Sunoco Retail [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				1,289,398,000
Retail Segment [Member] | ETP Merger [Member]
Goodwill [Roll Forward]
Goodwill related adjustments			(14,346,000)
Retail Segment [Member] | ETP Merger [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill related adjustments				718,851,000
Retail Segment [Member] | MACS [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				60,833,000
Retail Segment [Member] | Aloha Petroleum, Ltd [Member]
Goodwill [Roll Forward]
Goodwill related adjustments			5,185,000
Retail Segment [Member] | Aloha Petroleum, Ltd [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				95,361,000
Retail Segment [Member] | Other [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			14,367,000
Retail Segment [Member] | Other [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period				$ 988,000
Retail Segment [Member] | Alta East, Inc [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period			$ 0